Financial Instruments	12 Months Ended
Jan. 31, 2026
Text block [abstract]
Financial Instruments
29.	FINANCIAL INSTRUMENTS

a)	Fair value
The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between
market participants at the measurement date. The fair values of the Company’s financial instruments take into account the credit risk embedded in the instrument. For financial assets, the credit risk of the counterparty is considered whereas for financial liabilities, the Company’s credit risk is considered.
In order to determine the fair value of its financial instruments, the Company uses, when active markets exist, quoted prices from these markets (“Level 1” fair value). When public quotations are not available in the market, fair values are determined using valuation techniques. When inputs used in the valuation techniques are only inputs directly and indirectly observable in the marketplace, fair value is presented as “Level 2” fair value. If fair value is assessed using inputs that require considerable judgment from the Company in interpreting market data and developing estimates, fair value is presented as “Level 3” fair value. For Level 3 fair value, the use of different assumptions and/or estimation methodologies may have a material effect on the estimated fair values.

The fair value, fair value level and valuation techniques and inputs were as follows:

		As at		As at
		January 31, 2026		January 31, 2025
	Fair value level	Carrying amount	Fair value	Carrying amount	Fair value	Valuation techniques and inputs
Restricted investments (Note 7)	Level 2	$16.2	$16.2	$14.7	$14.7	Discounted cash flows at a discount rate that reflects the current market rate for this type of investments at the end of the reporting period.
Contingent consideration (Note 15)	Level 3	$23.7	$23.7	$—	$—	Discounted cash flows. Future cash flows are based on management’s assessment of the likelihood to achieve the financial targets, discounted at a rate that reflects the Company’s cost of debt.
Non-controlling interest liability (Note 15, 25)	Level 3	$—	$—	$(23.4)	$(23.4)	Discounted cash flows. Future cash flows are estimated based on Pinion’s performance and a predetermined purchase price formula, discounted at a rate that reflects the credit risk of the Company.
Derivative financial instruments
Discounted cash flows. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of the Company.

Forward exchange contracts
Assets (Note 7)	Level 2	$15.6	$15.6	$6.2	$6.2
Liabilities (Note 15)	Level 2	(12.8)	(12.8)	(60.2)	(60.2)
Interest rate cap (Note 7)	Level 2	0.5	0.5	21.1	21.1	Discounted cash flows. Future cash flows, which correspond to series of caplets, are estimated using the Normal valuation model and discounted at a rate that reflects credit market conditions.
Other (Note 15)	Level 2	15.9	15.9	(4.1)	(4.1)
Discounted cash flows. Future cash flows are estimated based on commodity exchange rates and market price of the Company’s shares (from observable commodity exchange rates and share price at the end of the reporting period), discounted at a rate that reflects the credit risk of the Company.

Total derivative financial instruments	Level 2	$19.2	$19.2	$(37.0)	$(37.0)
Term Facility (Note 16)	Level 1	$(2,339.0)	$(2,344.8)	$(2,799.3)	$(2,809.6)	Quoted bid prices in an active market.
Term Loans (Note 16)	Level 2	$(103.3)	$(120.0)	$(125.8)	$(134.5)	Discounted cash flows. Cash flows used for valuation are those contractually due and are discounted at a rate that reflects the credit risk of the Company.

For cash and cash equivalents, trade and other receivables, Revolving Credit Facility, trade payables and accruals, dealer holdback programs and customer deposits, the carrying amounts reported on the consolidated statements of financial position or in the notes approximate the fair values of these items due to their short-term nature. During the years ended January 31, 2026 and 2025, no changes in fair value level classifications occurred.
Cash includes $
4.4
million held by BRP Saint Petersburg LLC ($4.0 million as at January 31, 2025). This cash is subject to regulatory restrictions and is therefore not available for general use by the other entities within the group.

b)	Foreign exchange risk
The foreign exchange risk associated with financial instruments is defined by the risk that the future cash flows of a recorded financial instrument will fluctuate because of changes in foreign exchange rates. Foreign exchange risk associated with financial instruments arises from financial instruments denominated in a currency other than the functional currency of the Company.
The Company’s significant foreign exchange risk exposure associated with financial instruments are with Credit Facilities, trade and other receivables, and trade payables and accruals.
The table below presents the impact on consolidated net income and consolidated other comprehensive income of a variation of foreign exchange rates on financial instruments subject to foreign exchange risks as at January 31, 2026 and 202
5
:

	As at January 31, 2026			As at January 31, 2025
	Percentage of Variation [a]	Impact on Net income	Impact on Other comprehensive income	Percentage of Variation [a]	Impact on Net income	Impact on Other comprehensive income
					Reclassified (Note 2)	Reclassified (Note 2)
USD / CAD	5%	$113.5 [b]	$36.5	5%	$143.8 [b]	$54.3
Euro / CAD	2%	$3.2	$—	2%	$2.2	$—
Other	3%	$6.1	$9.3	3%	$7.5	$0.8
[a]
Based on variations that might exist at the closing dates.
[b]
Mainly from the long-term debt denominated in U.S. dollars.
The Company uses foreign exchange contracts to manage its foreign currency risks mainly in U.S. dollars and the Company uses short-term foreign exchange contracts to manage its daily cash position.
For currencies over which the Company cannot achieve an offset through its recurring business transactions, the Company uses foreign exchange contracts according to the Company’s hedging strategy. Management periodically reviews the relevant hedging position and may hedge at any level within the authorized parameters of the policy, up to the maximum percentage allowed.
As at January 31, 2026, the maximum length of time over which the Company is hedging its exposure to variability in future cash flow from anticipated sales is
24
 months. All foreign exchange contracts used to hedge highly probable anticipated sales are recorded under the cash flow hedge model. The Company does not trade in derivative financial instruments for speculative purposes.

The following tables set out the notional amounts outstanding under hedging foreign exchange contracts, the carrying amount, the average contractual exchange rates and the settlement periods of these contracts:

	As at January 31, 2026
			Carrying amount
Currencies (sold/bought)	Average rate	Notional amount [a]	Other financial assets	Other financial liabilities

Cash flow hedge

USD/CAD
Less than 12 months	1.3660	$600.6	$9.3	$0.2
Between 12 and 24 months	1.3705	147.8	3.9	—

Other currencies
Less than 12 months	n.a	148.4	1.6	10.5
Between 12 and 24 months	n.a	48.8	0.1	1.6

Total cash flow hedge			14.9	12.3

Fair value hedge

USD/CAD
Less than 12 months	1.3507	$229.8	$—	$—

Euro/CAD
Less than 12 months	1.6154	281.2	0.7	—

Other currencies
Less than 12 months	n.a	158.9	—	0.5

Total fair value hedge			$0.7	$0.5

Total foreign exchange contracts			$15.6	$12.8

[a]	Exchange rates as at January 31, 2026 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

	As at January 31, 2025
				Carrying amount
Currencies (sold/bought)	Average rate	Notional amount	[a]	Other financial assets	Other financial liabilities

Cash flow hedge

USD/CAD
Less than 12 months	1.3468	$669.5		$4.1	$43.4
Between 12 and 24 months	1.3587	344.0		—	12.2
Between 24 and 36 months	1.3708	103.1		—	1.2

Other currencies
Less than 12 months	n.a	93.1		1.4	2.5
Between 12 and 24 months	n.a	23.6		0.2	0.4

Total cash flow hedge				$5.7	$59.7

Fair value hedge

USD/CAD
Less than 12 months	1.4407	$639.3		$0.3	$—

Euro/CAD
Less than 12 months	1.5027	172.6		—	0.3

Other currencies
Less than 12 months	n.a	106.5		0.2	0.2

Total fair value hedge				$0.5	$0.5

Total foreign exchange contracts				$6.2	$60.2
[a]
Exchange rates as at January 31, 2025 were used to translate notional amounts denominated in foreign currencies into Canadian dollars
.

c)	Liquidity risk
Liquidity risk is defined as the Company’s exposure to the risk of not being able to meet its financial obligations. The Company manages its liquidity risk by continuously monitoring its operating cash requirements and by the use of its funding sources to ensure its financial flexibility and mitigate its liquidity risk (see Note
3
0
).
The following table summarizes the contractual maturities of the Company’s financial liabilities as at January 31, 2026:

	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total amount
Trade payables and accruals	$1,515.2	$—	$—	$—	$1,515.2
Long-term debt (including interest)	190.0	373.5	933.1	1,588.9	3,085.5
Lease liabilities (including interest)	60.4	83.2	53.8	61.4	258.8
Derivative financial instruments	11.2	1.6	—	—	12.8
Other financial liabilities	62.1	21.7	13.7	35.0	132.5
Other liabilities	26.7	19.1	—	—	45.8
Total	$1,865.6	$499.1	$1,000.6	$1,685.3	$5,050.6

d)	Interest risk
The Company is exposed to the variation of interest rates on financial instruments mainly on its Credit Facilities. As at January 31, 2026, an increase of a 0.25 percentage base point would have resulted in an unfavourable impact of $
6.1
million on consolidated net income and consolidated comprehensive income for the year ended January 31, 2026 (unfavorable $7.4 million as at January 31, 2025) while a decrease of a 0.25 percentage base point would have resulted in a favourable impact of $
6.1
million (favourable $7.4 million as at January 31, 2025) on consolidated net income and consolidated comprehensive income for the year ended January 31, 2026 without considering the effects of hedging instruments. Percentage increases or decreases of interest rates above are based on changes that might exist at the consolidated statement of financial position dates and have been applied on the Company’s financial instruments subject to interest rate changes. To limit its exposure to interest rate increase, the Company entered into interest rate cap contracts.

e)	Credit risk
The Company could be exposed, in the normal course of business, to the potential inability of dealers, distributors and other business partners to meet their contractual obligations on financial assets and on amounts guaranteed under dealer and distributor financing agreements.
The Company considers that its credit risk associated with its trade receivables and its limited responsibilities under dealer and distributor financing agreements does not represent a significant concentration of risk and loss due to the large number of dealers, distributors and other business partners and their dispersion across many geographic areas. Moreover, the Company mitigates such risk by doing business through its own distribution channels and by monitoring its independent dealers’ and distributors’ credit.
The following table provides further details on receivables for which the Company considers to be exposed to credit risk as at January 31, 2026 and 2025:

	January 31, 2026	January 31, 2025
Trade and other receivables	$607.2	$633.5
Sales tax and other government receivables	(117.8)	(137.6)
Total exposed to credit risk	$489.4	$495.9

Not past due	$477.6	$490.1
Past due
Under 60 days	16.7	3.3
From 60 to 90 days	1.6	2.2
Over 90 days	4.8	6.8
Allowance for doubtful accounts	(11.3)	(6.5)
Total exposed to credit risk	$489.4	$495.9
The counterparties to the derivative financial instruments and restricted investments are all investment grade financial institutions, which the Company anticipates will satisfy their obligations under these contracts. Over the past years, the Company has not incurred significant losses related to credit risk on its financial
assets
and does not
expect
losses based on future expectations.
As described in Note 31 a), the Company has provided financial guarantees to third party financing companies in case of dealers’ inability to meet their obligations under their financing agreements with the financing companies.